Cash Flow Adjustments and Changes in Working Capital - Cash Flow Statement Adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 25,144	£ 18,725		£ 7,900
Foreign exchange (gain) / loss	6,742	(2,162)		(2,224)
Interest income	(84)	(499)		(476)
Fair value movement of financial liabilities	302	49		5,954
Interest expense	2,081	1,893		343
Gain on disposal of non-current assets	(36)	(11)		(23)
Share-based compensation expense	24,427	15,663		12,022
Hyperinflation effect gain	189	(26)		(9)
Research and development tax credit	(2,642)	(1,600)		(1,278)
Gain on sale of subsidiary	0	(2,215)	[1]	0	[1]
Gain on sublease recognition	0	(472)		0
Gain on right of use assets disposals	(56)	(23)		0
Fair value movement of financial assets	(17)	(30)		0
Grant income	(503)	(670)		(819)
Total adjustments	55,547	28,622		21,390
Net changes in working capital
Increase in trade and other receivables	(19,083)	(14,120)		(16,343)
Increase in trade and other payables	(2,277)	6,361		4,827
Net changes in working capital	£ (21,360)	£ (7,759)		£ (11,516)

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).